Consolidated Statements of Profit or Loss and Comprehensive Profit or Loss - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Profit or loss [abstract]
Revenues	$ 142,428	$ 169,491
Cost of revenues	131,910	58,371
Gross profit	10,518	111,120
Operating expenses
General and administrative expenses	51,506	43,238
Realized loss on disposition of digital assets	150,810	289
Change in unrealized (gain) loss on revaluation of digital assets	(2,166)	4,861
Loss (gain) on disposition of property, plant and equipment	1,277	(848)
Impairment on equipment and construction prepayments, property, plant and equipment and right-of-use assets	75,213	1,800
Impairment on goodwill	17,900
Impairment reversal on property, plant and equipment		(1,860)
Operating (loss) income	(284,022)	63,640
Net financial (income) expenses	(27,560)	21,003
Net (loss) income before income taxes	(256,462)	42,637
Income tax (recovery) expense	(17,412)	20,507
Net (loss) income and total comprehensive (loss) income	$ (239,050)	$ 22,130
Earnings (loss) per share Basic (in Dollars per share)	$ (1.15)	$ 0.14
Earnings (loss) per share Diluted (in Dollars per share)	$ (1.15)	$ 0.13
Weighted average number of common shares outstanding Basic (in Shares)	207,776,000	157,652,000
Weighted average number of common shares outstanding Diluted (in Shares)	207,776,000	169,392,000